Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue
Operating Revenue	$ 1,842,909	$ 1,396,197	$ 1,001,077
Total Operating Revenue	1,842,909	1,396,197	1,001,077
Cost of Goods Sold	(418,693)	(337,546)	(301,435)
Gross Profit	1,424,216	1,058,651	699,642
Direct Selling Costs
Sales and Marketing Costs	(282,241)	(407,751)	(133,781)
Freight Costs	(169,458)	(135,377)	(134,967)
Total Gross Profit less Direct Selling Costs	972,517	515,523	430,894
Other Income	1,850,401	1,614,373	1,539,015
Expenses
Consulting, Employee and Director	(1,384,298)	(1,689,521)	(2,840,037)
Other Corporate Administration	(1,336,516)	(1,381,809)	(1,320,570)
Depreciation	(5,047)	(4,922)	(3,892)
Finance Costs	(18,857)	(24,483)	(341,600)
Impairment of Inventory	(163,600)	(136,494)	(4,176)
Marketing and Promotion	(370,699)	(789,608)	(487,591)
Research and Development	(2,257,224)	(4,630,674)	(3,623,961)
Travel and Entertainment	(297,606)	(276,539)	(416,849)
Loss Before Income Tax	(3,010,929)	(6,804,154)	(7,068,767)
Income Tax Expense
Loss for the Period	(3,010,929)	(6,804,154)	(7,068,767)
Other Comprehensive Income (Loss)	(79,599)	40,017	8,846
Total Comprehensive Loss for the Period	$ (3,090,528)	$ (6,764,137)	$ (7,059,921)
Basic/Diluted Loss per Share (in cents per share)	$ 2.300	$ 6.400	$ 9.248